Employee Benefits - Summary of Group's Liabilities for Long-Term Incentive Plans (Details) - Long-Term Incentive Plan - 2020-2023 - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	€ 169	€ 3,653
Interest cost		63
Current service cost		(928)
Benefits paid	€ (169)
Actuarial Gains and Losses		(2,619)
Ending balance		€ 169